VISION TREASURY MONEY MARKET FUND VISION MONEY MARKET FUND VISION NEW YORK TAX-FREE MONEY MARKET FUND VISION U.S. GOVERNMENT SECURITIES FUND VISION NEW YORK MUNICIPAL INCOME FUND VISION LARGE CAP VALUE FUND VISION MID CAP STOCK FUND VISION LARGE CAP GROWTH FUND VISION LARGE CAP CORE FUND (PORTFOLIOS OF VISION GROUP OF FUNDS,

INC.)
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SUPPLEMENT TO THE PROSPECTUSES

A Special Meeting of Shareholders of Vision Group of Funds, Inc. (the "Corporation") will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000 on October 23, 2000 at 2:00 p.m., Eastern time. At this meeting, shareholders will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of October 26, 2000. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

      1.    To elect Directors of the Corporation;

     2. To ratify the selection of Ernst & Young LLP as the independent auditors of the Corporation;

     3. To approve amendments to certain of the Funds' fundamental investment policies:

          (a) To amend the Funds' fundamental investment policies regarding diversification (applies to the Money Market Fund, New York Money Market Fund, Government Securities Fund and Large Cap Value Fund
               ONLY);

            (b) To amend the Funds' fundamental investment policies regarding borrowing money and issuing senior securities (applies to all Funds EXCEPT the Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund);

            (c) To amend the Funds' fundamental investment policies regarding investments in real estate (applies to all Funds EXCEPT the Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core
                  Fund);

            (d) To amend the Funds' fundamental investment policies regarding investments in commodities (applies to all Funds EXCEPT the Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core
                  Fund);

            (e) To amend the Funds' fundamental investment policies regarding underwriting securities (applies to all Funds EXCEPT the Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core
                  Fund);

            (f) To amend the Funds' fundamental investment policies regarding lending (applies to all Funds EXCEPT the Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund); and

            (g) To amend the Funds' fundamental investment policies regarding concentration of the Funds' investments in the securities of companies in the same industry (applies to all Funds EXCEPT the Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund);

     4. To approve amendments to, and the reclassification of, certain of the Funds' fundamental investment policies:

            (a) To amend, and to reclassify as non-fundamental, the Funds' fundamental investment policies regarding buying securities on margin (applies to all Funds EXCEPT the Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund);

            (b) To amend, and to reclassify as non-fundamental, the Funds' fundamental investment policies regarding pledging assets (applies to all Funds EXCEPT the Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund);

            (c) To amend, and to reclassify as non-fundamental, the Funds' fundamental investment policies regarding investing in securities of other investment companies (applies to the Treasury Fund and Money Market Fund ONLY); and

            (d) To amend, and to reclassify as non-fundamental, the Funds' fundamental investment policies regarding investing in restricted securities (applies to the Treasury Fund and Money Market Fund only);

     5. To approve the elimination of certain of the Funds' fundamental investment policies:

            (a) To eliminate the Funds' fundamental investment policies regarding selling securities short (applies to all Funds EXCEPT the Mid Cap Stock Fund, Large Cap Growth Fund and Large Cap Core Fund);

            (b) To eliminate the Funds' fundamental investment policies regarding investing in issuers whose securities are owned by officers and directors (applies to the Treasury Fund and Money Market Fund ONLY);

            (c) To eliminate the Funds' fundamental investment policies regarding investing in puts and calls (applies to the Treasury Fund and Money Market Fund ONLY);

            (d) To eliminate the Funds' fundamental investment policies regarding investing in new issuers (applies to the Treasury Fund and Money Market Fund ONLY);

            (e) To eliminate the Funds' fundamental investment policies regarding investing in voting securities and revenue bonds (applies to the Treasury Fund and Money Market Fund ONLY);

            (f) To eliminate the Funds' fundamental investment policies regarding investing to exercise control (applies to the Treasury Fund and Money Market Fund ONLY); and

            (g) To eliminate the Funds' fundamental investment policies regarding investing in oil, gas and minerals (applies to the Treasury Fund and Money Market Fund ONLY);

     6. To approve reclassifying as non-fundamental the Municipal Income Fund's fundamental investment policy regarding investing in exempt interest obligations (applies to the Municipal Income Fund ONLY); and

     7. To approve the reorganization of the Corporation from a Maryland corporation to a Delaware business trust.

            To vote upon any other business that may properly come before the Special Meeting or any adjournments thereof.

For more information on the above changes, please request a copy of the Corporation's proxy statement.

                                                                 August 30, 2000



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